SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short Term Investment Abstract
Corporate bonds	$ 4,181	$ 4,033
Government bonds and loans	784	392
Shares	638	784
Exchange Traded Funds	3,375	3,308
Short-term investments, Gross	8,978	8,517
Short-term deposits	10,579	5,700
Short-term investments	$ 19,557	$ 14,217